LEASES - Narrative (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities | Liquidity risk
Company's commitments resulting from leases
Weighted-average nominal interest rate for lease liabilities (as a percent)	5.60%	5.20%